Summary of Quarterly Results of Operations (Unaudited) - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Quarterly Financial Data [Abstract]
Provisions for environmental-related matters	$ 135,904		$ 176,297		$ 15,443		$ 42,932
Settlement expense			37,648
Income tax benefit		$ (668,779)	$ 250,904	[1]	$ (300,178)	[1]	$ 462,530	[1]

[1]	The year ended December 31, 2017 has been adjusted for an inventory accounting change.